Organization (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Abstract]
Exercise of options and related tax benefit	$ 1,000,000
Net loss at subsidiary allocated to noncontrolling interests		$ 8,752	$ 75,704	$ 71,182
Cumberland Emerging Technologies, Inc (CET)
Noncontrolling Interest [Abstract]
Noncontrolling interest, ownership percentage by parent		85.00%
HongKong WinHealth Pharma Group Co. Limited
Noncontrolling Interest [Abstract]
Investment in CET	1,000,000.0
Contribution of cash	300,000
Conversion of intercompany loans payable	700,000
Gloria Pharmaceuticals
Noncontrolling Interest [Abstract]
Exchange for consideration, amount	$ 800,000
Cumberland Emerging Technologies, Inc (CET) | Harbin Gloria Pharmaceuticals Co
Noncontrolling Interest [Abstract]
Exercise of options and related tax benefit		$ 1,000,000.0